Segment information	6 Months Ended
Jun. 30, 2026
Segment information [Abstract]
Segment information
3. Segment information
For management purposes, Lifezone is organized into business units based on the main types of activities and has three reportable operating segments, as follows:
•Metals Extraction;
•Intellectual Property (“IP”); and
•Corporate
The Metals Extraction segment of the business comprises Lifezone’s interest in KNL, including the Kabanga Nickel Project in Tanzania. The IP segment comprises patents held and managed by Lifezone Limited, a team of highly skilled engineers, scientists, and technicians based in Lifezone’s Simulus hydromet laboratory based in Perth, a strategic partnership with Sedibelo Resources Limited ("SRL") and Industrial Development Corporation ("IDC") regarding the development of the potential Kell-Sedibelo-Lifezone Refinery, and the agreement between Lifezone and Glencore to recycle PGM in the United States.

The Chief Executive Officer ensures that the corporate strategy determined by the board is being implemented. He manages Lifezone on a day-to-day basis, monitors and reports on the operating results of the business units for the purpose of making decisions about resource allocation and performance assessment, and acts as Lifezone’s Chief Operating Decision Maker. Segment performance is evaluated based on cash flows and operating profit or loss before taxes.

Lifezone’s financing and treasury operations are centrally managed at the group level. These activities, along with other group-related functions, are reported under Corporate. Additionally, Corporate provides management services to the operating segments.

Each of these operating segments is managed separately as each requires different technological expertise, marketing approaches, and other resources. All inter-segment transfers are carried out at arm’s length, under terms comparable to transactions with third parties.

Inter-segment eliminations and transactions are identified separately, and the combined segments’ information is reconciled to the Statement of Financial Position and Statement of Comprehensive Income (Loss). Inter-segment revenues are eliminated upon consolidation and reflected in the "Inter-segment eliminations" column.
The results for the six months ended June 30, 2026, and June 30, 2025, respectively, are shown below.

For the six months ended June 30, 2026	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	1,669,366	-	2,819,232	(2,820,857)	1,667,741
Cost of sales	(1,165,923)	-	(2,635,629)	2,635,629	(1,165,923)
Gain (loss) on foreign exchange	271,308	354,708	(14,729)	-	611,287
General and administrative expenses[1]	(2,249,237)	(1,226,117)	(6,605,934)	(587)	(10,081,875)
Depreciation and amortization	(740,994)	(11,383)	(15,025)	2,213	(765,189)
Interest income	3,041,827	-	241,221	(3,027,377)	255,671
Fair value gain on embedded derivatives	-	-	1,549,000	-	1,549,000
Fair value gain on warrants	-	-	1,060,000	-	1,060,000
Gain on deferred consideration	5,292,917	-	-	-	5,292,917
Interest expense	(12,525)	(101,572)	(5,343,738)	-	(5,457,835)
Income (loss) before tax	6,106,739	(984,364)	(8,945,602)	(3,210,979)	(7,034,206)

As at June 30, 2026
Segment assets	152,637,238	191,204,195	172,637,052	(307,921,233)	208,557,252
Segment liabilities	22,169,382	128,913,462	61,296,743	(97,223,461)	115,156,126

For the six months ended June 30, 2025	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	651,939	-	2,624,729	(2,951,217)	325,451
Cost of sales	(173,486)	-	(2,386,271)	2,386,271	(173,486)
Gain (loss) on foreign exchange	534,966	(284,430)	(7,089)	-	243,447
General and administrative expenses[1]	(1,901,367)	(1,396,500)	(5,053,193)	1,040,290	(7,310,770)
Depreciation and amortization	(668,655)	(11,383)	(18,622)	-	(698,660)
Interest income	2,407,452	10	389,656	(2,383,209)	413,909
Fair value gain on embedded derivatives	-	-	14,145,000	-	14,145,000
Interest expense	(11,655)	(13,448)	(4,854,740)	-	(4,879,843)
Income (loss) before tax	839,194	(1,705,751)	4,839,470	(1,907,865)	2,065,048

As at December 31, 2025
Segment assets	144,404,325	165,038,598	153,679,239	(287,370,479)	175,751,683
Segment liabilities	26,695,036	102,843,488	58,642,182	(85,261,778)	102,918,928
All revenue from external customers is generated in Australia for the six months ended June 30, 2026 and the six months ended June 30, 2025.

Non-current assets	June 30, 2026	December 31, 2025
	$	$
Tanzania	164,148,857	144,521,639
Australia	2,997,360	3,075,959
Rest of the world	11,988	705,488
	167,158,205	148,303,086